Income Taxes and Deferred Taxes - Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (76,761)	$ (66,875)	$ (30,202)
Statutory tax rate (blended at Group level)	8.10%	8.50%
Income tax credit at statutory tax rates	$ (6,211)	$ (5,704)
Tax impact of permanent differences	678	802
Temporary differences not recognized as deferred tax assets	251	407
Adjustments for current tax of prior periods	(59)
Tax on losses not recognized as deferred tax assets	5,296	4,546
Effective income tax (credit) expense.	$ (45)	$ 51
Effective tax rate	0.10%	0.10%
ObsEva SA Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (75,616)	$ (65,397)
Statutory tax rate (blended at Group level)	7.80%	7.80%
Income tax credit at statutory tax rates	$ (5,898)	$ (5,123)
Tax impact of permanent differences	602	577
Tax on losses not recognized as deferred tax assets	$ 5,296	$ 4,546
Effective tax rate	0.00%	0.00%
ObsEva USA Inc [Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (1,145)	$ (1,478)
Statutory tax rate (blended at Group level)	27.30%	39.30%
Income tax credit at statutory tax rates	$ (313)	$ (581)
Tax impact of permanent differences	76	225
Temporary differences not recognized as deferred tax assets	251	407
Adjustments for current tax of prior periods	(59)
Effective income tax (credit) expense.	$ (45)	$ 51
Effective tax rate	3.90%	3.50%